Accrued Expenses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Corporate legal fees	$ 564	$ 138
Audit, tax and filing services	189	454
Interest accrued		138
Taxes and Delaware fees	96	450
Board fees	45
Consulting equity instruments	40
Sublicense fees	125	125
Other miscellaneous	13	10
Other accrued liabilities, Total	$ 1,072	$ 1,315